LOANS AND ACCOUNT RECEIVABLE AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Schedule of loan portfolio composition

As of December 31, 2018 the composition of the loan portfolio is as follows:

As of December 31, 2018	Assets before allowances				ECL allowance				Net Assets
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	15,093	-	-	15,093	10	-	-	10	15,083
Commercial loans	9,684,451	841,123	608,192	11,133,766	52,782	41,954	274,050	368,786	10,764,980
Foreign trade loans	1,646,337	56,295	49,805	1,752,437	5,466	735	33,716	39,917	1,712,520
Checking accounts debtors	183,290	16,452	15,420	215,162	2,108	467	11,209	13,784	201,378
Factoring transactions	370,391	6,005	4,587	380,983	829	91	3,433	4,353	376,630
Student loans	64,381	6,049	9,486	79,916	2,705	2,170	6,315	11,190	68,726
Leasing transactions	1,225,755	169,196	48,773	1,443,724	7,236	9,033	22,531	38,800	1,404,924
Other loans and account receivable	123,108	5,135	36,820	165,063	2,594	1,190	26,178	29,962	135,101
Subtotal	13,312,806	1,100,255	773,083	15,186,144	73,730	55,640	377,432	506,802	14,679,342

Mortgage loans
Loans with mortgage finance bonds	15,261	1,241	924	17,426	20	40	117	177	17,249
Endorsable mortgage mutual loans	101,074	3,454	4,008	108,536	87	126	592	805	107,731
Other mortgage mutual loans	9,142,627	442,801	439,591	10,025,019	8,899	14,936	66,453	90,288	9,934,731
Subtotal	9,258,962	447,496	444,523	10,150,981	9,006	15,102	67,162	91,270	10,059,711

Consumer loans
Installment consumer loans	2,693,260	231,107	265,303	3,189,670	50,748	48,622	148,017	247,387	2,942,283
Credit card balances	1,385,783	14,977	16,392	1,417,152	15,087	4,961	8,740	28,788	1,388,364
Leasing transactions	3,974	133	50	4,157	83	22	22	127	4,030
Other consumer loans	258,723	2,822	3,765	265,310	4,986	767	2,287	8,040	257,720
Subtotal	4,341,740	249,039	285,510	4,876,289	70,904	54,372	159,066	284,342	4,591,947

Total	26,913,508	1,796,790	1,503,116	30,213,414	153,640	125,114	603,660	882,414	29,331,001

Commerical Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of gross carrying amount expected credit loss

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
Gross carrying amount at January 1, 2018	8,899,468	3,338,916	630,515	208,018	372,744	350,747	13,800,408
Transfers
Transfers to stage 2	(225,062)	(53,020)	225,062	53,020	-	-	-
Transfers to stage 3	(16,654)	(67,886)	-	-	16,654	67,886	-
Transfers to stage 3	-	-	(59,688)	(40,853)	59,688	40,853	-
Transfers to stage 1	13,199	52,755	(13,199)	(52,755)	-		-
Transfers to stage 2	-	-	4,451	36,247	(4,451)	(36,247)	-
Transfers to stage 1	-	718	-	-		(718)	-
Net changes on financial assets	1,497,618	708,531	138,436	48,323	4,240	70,848	2,467,996
Writte-off	-	-	-	-	(53,921)	(74,430)	(128,351)
Foreign Exchange adjustments	(472,732)	(363,045)	(57,794)	(19,528)	(8,025)	(32,785)	(953,909)
At 31 December 2018	9,695,837	3,616,969	867,783	232,472	386,929	386,154	15,186,144

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2018	29,797	50,014	28,282	23,041	191,397	160,182	482,713
Transfers
Transfers to stage 2	(2,719)	(1,525)	8,005	8,169	-	-	11,930
Transfers to stage 3	(241)	(2,697)	-	-	6,612	29,839	33,513
Transfers to stage 3	-	-	(5,541)	(6,776)	22,705	17,475	27,863
Transfers to stage 1	167	553	(411)	(3,402)	-		(3,093)
Transfers to stage 2	-		330	1,854	(1,704)	(6,776)	(6,296)
Transfers to stage 1	-	22	-	-	-	(72)	(50)
Net changes of the exposure and modifications in the credit risk	4,105	3,770	2,740	2,855	1,251	29,253	43,974
Writte-off	-	-	-		(37,439)	(58,510)	(95,949)
Foreign Exchange adjustments	(920)	(6,696)	(2,339)	(1,167)	15,293	7,926	12,197
At 31 December 2018	30,189	43,541	31,066	24,574	198,115	179,317	506,802

Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of gross carrying amount expected credit loss

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
Gross carrying amount at January 1, 2018	3,978,393	257,580	321,719	4,557,692
Transfers
Transfers to stage 2	(46,936)	46,936		-
Transfers to stage 3	(33,161)		33,161	-
Transfers to stage 3	-	(19,327)	19,327	-
Transfers to stage 1	29,777	(29,777)	-	-
Transfers to stage 2	-	17,988	(17,988)	-
Transfers to stage 1	37	-	(37)	-
Net changes on financial assets	766,069	1,063	76,398	843,530
Writte-off	-	-	(115,933)	(115,933)
Foreign Exchange adjustments	(352,439)	(25,424)	(31,137)	(409,000)
At 31 December 2018	4,341,740	249,039	285,510	4,876,289

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
ECL allowance at January 1, 2018	72,712	54,557	170,090	297,359
Transfers
Transfers to stage 2	(2,117)	14,655	-	12,538
Transfers to stage 3	(1,431)	-	16,311	14,880
Transfers to stage 3	-	(3,913)	10,721	6,808
Transfers to stage 1	1,320	(4,890)	-	(3,570)
Transfers to stage 2	-	2,943	(9,107)	(6,164)
Transfers to stage 1	6	-	(18)	(12)
Net changes of the exposure and modifications in the credit risk	3,782	(8,572)	42,194	37,404
Writte-off	-	-	(64,506)	(64,506)
Foreign Exchange adjustments	(3,368)	(408)	(6,619)	(10,395)
At 31 December 2018	70,904	54,372	159,066	284,342

Residential Mortgage Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of gross carrying amount expected credit loss

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
Gross carrying amount at January 1, 2018	8,191,229	469,349	436,317	9,096,895
Transfers
Transfers to stage 2	(87,473)	87,473	-	-
Transfers to stage 3	(64,949)	-	64,949	-
Transfers to stage 3	-	(54,488)	54,488	-
Transfers to stage 1	162,432	(162,432)	-	-
Transfers to stage 2	-	79,159	(79,159)	-
Transfers to stage 1	2,612	-	(2,612)	-
Net changes on financial assets	1,226,259	34,653	10,215	1,271,127
Writte-off	-	-	(31,664)	(31,664)
Foreign Exchange adjustments	(171,148)	(6,218)	(8,011)	(185,377)
At 31 December 2018	9,258,962	447,496	444,523	10,150,981

	Stage 1	Stage 2	Stage 3	TOTAL
	Collective	Collective	Collective
ECL allowance at January 1, 2018	14,602	20,227	73,190	108,019
Transfers
Transfers to stage 2	(516)	3,846	-	3,330
Transfers to stage 3	(383)	-	9,060	8,677
Transfers to stage 3	-	(2,518)	8,056	5,538
Transfers to stage 1	263	(6,255)	-	(5,992)
Transfers to stage 2	-	2,296	(10,185)	(7,889)
Transfers to stage 1	91	-	(232)	(141)
Net changes of the exposure and modifications in the credit risk	1,601	575	(1,784)	392
Writte-off	-	-	(13,548)	(13,548)
Foreign Exchange adjustments	(6,652)	(3,069)	2,605	(7,116)
At 31 December 2018	9,006	15,102	67,162	91,270